Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	GOLDMAN SACHS GROUP INC
Registration File Number	333-269296
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES